Leases - Schedule of Company's lease liabilities (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Jan. 01, 2019 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 1,384	$ 1,797
Current	$ 24	471
Non-Current	$ 46	913
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		471
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		716
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 197